Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [Line Items]
Total operating income	¥ 3,790,676	¥ 3,137,460	¥ 3,165,585
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,778,161	1,805,619	2,077,833
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,778,161	1,805,619	2,077,833
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income	829,948	592,009	448,998
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income	356,222	280,930	246,218
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income	826,345	458,902	392,536
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income	¥ 2,012,515	¥ 1,331,841	¥ 1,087,752